Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. At certain points in recent years, the impacts of higher inflation, higher interest rates, and geopolitical events have caused significant volatility in U.S. and non-U.S. markets. As a result, it is at least reasonably possible that changes in the values of investment securities could materially affect participants’ account balances and the amounts reported in the statement of net assets available for benefits.